Debt - Schedule of the Company's Debt Obligations (Detail) - USD ($) $ in Millions		Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Capital lease obligations		$ 6
Unamortized debt issuance costs		(15)
Total debt		794
Less: current portion		(52)		$ (2)
Long-term debt (Note 12)		742		$ 3
Term Loan Facility due September 30, 2022
Debt Instrument [Line Items]
Term Loan Facility	[1]	353
Unamortized debt issuance costs		(6)
8.75% Senior Secured Notes due October 15, 2023
Debt Instrument [Line Items]
Senior Secured Notes		450	$ 450
Unamortized debt issuance costs		$ (9)

[1]	The borrowings under the term loan facility are subject to a variable interest rate. As of December 31, 2016 the interest rate was 7.00%.